Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacturing and sales of injection-molded plastic parts and components and electronic products assembling. The manufacturing activities are subcontracted to subsidiaries operating in the People’s Republic of China (“PRC”). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region (“Hong Kong”) of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of the PRC.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.

COVID-19 Considerations

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. The coronavirus, or 2019-nCoV, currently appears to be spreading at a fast rate, indicating its highly contagious nature. The coronavirus also displayed a longer incubation period and is contagious before symptoms appear. In reaction towards the outbreak of this new contagious disease defined as COVID-19, an increasing number of countries imposed travel suspensions to/from China following the World Health Organization’s “public health emergency of international concern” (PHEIC) announcement on January 30, 2020. In March 2020, the World Health Organization categorized the COVID-19 as a pandemic, and most of the world experienced the detrimental effects of this health crisis, including widespread economic shutdowns.

For the month after the outbreak of COVID-19, domestic business activities in China had been disrupted by a series of emergency quarantine measures taken by the government. In February 2020, the Company’s plants in PRC were temporarily suspended for 1 to 2 weeks according to the instruction of the local government, related to the COVID-19. Emergency quarantine measures and travel restrictions caused business disruptions across China. The evolution of quarantine measures and travel restrictions resulted in negative consequences for our business operations including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis. The Company’s business was negatively impacted and is expected to generate lower revenue and net income during the period from April 2020. Our supply chain is subject to the business interruptions arising from these measures. If the pandemic continues in the second half of 2020, our business and financial results in the future will likely be adversely affected.

The extent to which COVID-19 negatively impacts our business results is highly uncertain and cannot be accurately predicted. We believe that COVID-19 outbreak and the measures taken to control it may have a large negative impact on economic activities in China. A majority of our business operations and our supply chain are conducted in China, which are expected to be negatively affected by COVID-19 outbreak. The magnitude of this negative effect on the continuity of our business operation and supply chains in China remains uncertain. These uncertainties impede our ability to conduct our daily operations and could materially and adversely affect our business, financial condition and results of operations. As of March 31, 2020, the Company’s manufacturing facilities resumed normal operations. The Company did not record any asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2020. However, if the customer demand is persistently weak in coming months or the operations of its plants in PRC are instructed to suspend again, the Company may require such charges.